SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION INPUTS ON RECURRING BASIS (Details) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrant liability	$ 25,470	$ 185,215
Fair value of derivative liability		727,000
Fair value of investment option liability	23,608	851,008
Derivative Liability May 2022 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative liability		727,000
Wainwright Investment Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment option liability	23,608	44,904
R D Investment Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment option liability		302,289
Pipe Investment Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment option liability		503,815
Warrant liabilities - January 2021 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrant liability	4	81
Warrant liabilities - February 2021 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrant liability	4	79
Warrant liabilities - February 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrant liability	$ 25,462	$ 185,055